BANK FINANCIAL ASSETS AND LIABILITIES - Bank deposits and loans to customers (Details) ₽ in Millions	Dec. 31, 2018 RUB (₽)
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	₽ 63,038
Less: current portion	(32,385)
Bank deposits and loans to customers, non-current	30,653
Gross amount
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	70,767
Accumulated impairment
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	(7,729)
Loans to customers | Gross amount
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	68,132
Due from banks | Gross amount
Bank deposits and loans to customers
Total bank deposits and loans to customers, net	₽ 2,635